N-2 - USD ($)				3 Months Ended
		Sep. 26, 2023	Aug. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Cover [Abstract]
Entity Central Index Key		0001788399
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-273025
Investment Company Act File Number		811-23476
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		2
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		8
Entity Registrant Name		DOUBLELINE YIELD OPPORTUNITIES FUND
Entity Address, Address Line One		2002 North Tampa Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Tampa
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33602
City Area Code		213
Local Phone Number		633-8200
Approximate Date of Commencement of Proposed Sale to Public		From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	Percentage of Offering Price
Sales Load Paid by Investors(1)	1.00%
Offering Expenses Borne by the Fund (2)	None
Dividend Reinvestment Plan Fees(3)	None
(1)
In the event that the Common Shares to which this Prospectus relates are sold to or through agents, underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load or commission.

(2)
The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.

(3)
You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses	Percentage of Net Assets Attributable to Common Shares
Management Fees(4)	1.71%
Administration Fees(5)	0.03%
Interest Expense on Borrowed Funds(6)	1.51%
Other Expenses(7)	0.13%
Total Annual Expenses	3.38%
(4)
The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.

(5)
The Master Services Agreement between the Fund and the Administrator obligates the Fund to pay the Administrator a fee of 0.02% of the Fund’s average daily total managed assets for providing administration, bookkeeping, pricing, and other services to the Fund. The Administrator will also be reimbursed by the Fund for out‑of‑pocket expenses that are reasonably incurred by USBGFS in performing its duties under the Master Services Agreement.

(6)
Interest Expense on Borrowed Funds represents the Fund’s annualized interest expense based on the Fund’s total borrowings as of March 31, 2023 and the interest rate applicable on that date. The Fund’s credit facility is subject to floating interest rates and, therefore, the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings, variations in market interest rates and/or the Fund’s borrowings outstanding. If the Fund were to engage in greater levels of borrowings or pay higher interest rates in connection with such borrowings, the actual Interest Expense on Borrowed Funds incurred as a percentage of net assets would be higher than that shown in the table.

(7)	Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.

Management Fees [Percent]	[4]	1.71%
Interest Expenses on Borrowings [Percent]	[5]	1.51%
Other Master Fund Expenses [Percent]	[6]	0.03%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7]	0.13%
Total Annual Expenses [Percent]		3.38%
Expense Example [Table Text Block]
EXAMPLE
As required by relevant SEC regulations, the following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (a) the Fund’s total annual expenses are 3.38% of net assets attributable to Common Shares in years 1 through 10 (assuming the Fund obtains leverage through borrowings in an amount equal to 20.37% of the Fund’s managed assets) and (b) a 5% annual return(1):

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$44	$113	$184	$373
(1)
The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.

Expense Example, Year 01	[8]	$ 44
Expense Example, Years 1 to 3	[8]	113
Expense Example, Years 1 to 5	[8]	184
Expense Example, Years 1 to 10	[8]	$ 373
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist investors in understanding the fees and expenses (annualized) that an investor in Common Shares of the Fund would bear, directly or indirectly, as a result of an offering. The table reflects the use of leverage in the form of borrowings (e.g., loans, lines of credit) in an amount equal to 20.37% of the Fund’s managed assets and 25.58% of the Fund’s total net assets (with respect to each percentage, including the amounts of leverage obtained through the use of such instruments and/or borrowings), and shows Fund expenses as a percentage of net assets attributable to Common Shares. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Other Expenses, Note [Text Block]		Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
THE FUND’S INVESTMENT OBJECTIVE AND STRATEGIES
Investment Objective
The information contained under the following heading in the Fund’s most recent annual report on Form N‑CSR is incorporated herein by reference: “Investment Objective and Strategies—Investment Objective.”
Principal Investment Strategies
The information contained under the following headings in the Fund’s most recent annual report on Form N‑CSR is incorporated herein by reference: “Investment Objective and Strategies—Principal Investment Strategies”; “Investment Objective and Strategies—Note Regarding Investment Limitations;” and “Investment Objective and Strategies—Derivatives.”

Risk Factors [Table Text Block]
PRINCIPAL RISK FACTORS
The NAV and market price of, and dividends paid on, the common shares will fluctuate with and be affected by, among other things, the risks of investing in the Fund.
The information contained under the heading “Investment Objective and Strategies––Principal Risk Factors” in the Fund’s most recent annual report on Form N‑CSR is incorporated herein by reference.
The following information supplements “—Market Disruption and Geopolitical Risk” in the Fund’s most recent annual report.
Events leading to limited liquidity, defaults, non‑performance or other adverse developments that affect one industry, such as the financial services industry, or concerns or rumors about any events of these kinds, have in the past and may in the future lead to market-wide liquidity problems, may spread to other industries, and could negatively affect the value and liquidity of the Fund’s investments. For example, in response to the rapidly declining financial condition of regional banks Silicon Valley Bank (“SVB”) and Signature Bank (“Signature”), the California Department of Financial Protection and Innovation (the “CDFPI”) and the New York State Department of Financial Services (the “NYSDFS”) closed SVB and Signature on March 10, 2023 and March 12, 2023, respectively, and the Federal Deposit Insurance Corporation (“FDIC”) was appointed as receiver for SVB and Signature. Although the U.S. Department of the Treasury, the Federal Reserve and the FDIC have taken measures to stabilize the financial system, uncertainty and liquidity concerns in the broader financial services industry remain. Additionally, should there be additional systemic pressure on the financial system and capital markets, there can be no assurances of the response of any government or regulator, and any response may not be as favorable to industry participants as the measures currently being pursued. In addition, highly publicized issues related to the U.S. and global capital markets in the past have led to significant and widespread investor concerns over the integrity of the capital markets. The current situation related to SVB, Signature and other regional banks could in the future lead to further rules and regulations for public companies, banks, financial institutions and other participants in the U.S. and global capital markets, and complying with the requirements of any such rules or regulations may be burdensome. Even if not adopted, evaluating and responding to any such proposed rules or regulations could results in increased costs and require significant attention from the Adviser.
Investors should consider the specific risk factors and special considerations associated with investing in the Fund. An investment in the Fund is subject to investment risk, including the possible loss of your entire investment. A prospectus supplement relating to an offering of the Fund’s securities may identify additional risks associated with such offering.

Effects of Leverage [Text Block]
Effects of Leverage
The information contained under the heading “Investment Objective and Strategies––Effects of Leverage” in the Fund’s most recent annual report on Form N‑CSR is incorporated herein by reference.

Share Price [Table Text Block]
The Common Shares have traded both at a premium and a discount to NAV. The following table sets forth, for each of the periods indicated, the high and low closing market prices of the Fund’s Common Shares on the NYSE, the high and low net asset value per Common Share and the high and low premium/discount to net asset value per Common Share.

Quarter	Common Share Market Price		Common Share Net Asset Value		Premium (Discount) as a % of Net Asset Value
	High	Low	High	Low	High	Low
June 30, 2023	$ 14.53	$13.44	$15.25	$14.92	-3.85%	-9.97%

March 31, 2023	$ 14.86	$13.12	$15.76	$14.90	-5.26%	-12.82%

December 31, 2022	$ 14.24	$12.96	$15.38	$14.75	-6.87%	-13.02%

September 30, 2022	$ 15.49	$13.49	$16.60	$15.22	-6.18%	-12.25%

June 30, 2022	$ 17.42	$13.99	$18.32	$16.21	-4.65%	-15.42%

March 31, 2022	$ 18.75	$16.32	$19.75	$18.12	-4.10%	-10.03%

December 31, 2021	$ 19.81	$18.02	$20.24	$19.69	-1.20%	-8.48%

September 30, 2021	$ 20.14	$18.98	$20.55	$20.21	-1.76%	-6.18%

June 30, 2021	$ 20.00	$19.27	$20.56	$20.29	-1.92%	-5.45%

March 31, 2021	$ 19.60	$18.51	$20.56	$20.20	-4.16%	-8.55%

December 31, 2020	$ 18.85	$16.90	$20.24	$19.07	-4.76%	-11.66%
(1) Premium and discount information is shown for the days when the Fund experienced its high and low closing market prices, respectively, per share during the respective quarter.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Common Shareholders are entitled to share equally in dividends declared by the Board and in the net assets of the Fund available for distribution to Common Shareholders after payment of the preferential amounts payable to any outstanding preferred shares of beneficial interest. All Common Shares have equal rights to the payment of dividends and the distribution of assets upon liquidation.
Security Voting Rights [Text Block]		Common Shareholders are entitled to one vote for each Common Share held. Each fractional share shall be entitled to a proportionate fractional vote, except as otherwise provided by the Declaration of Trust, Bylaws, or required by applicable law.
Security Liquidation Rights [Text Block]		Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among the Common Shareholders.
Security Preemptive and Other Rights [Text Block]		Common Shares are fully paid and, subject to matters discussed in “Anti-Takeover and Other Provisions in the Declaration of Trust,” non‑assessable, and have no pre‑emptive or conversion rights or rights to cumulative voting, and have no right to cause the Fund to repurchase their shares.
Outstanding Securities [Table Text Block]
As of August 31, 2023, the following number of Common Shares of the Fund was authorized for registration and outstanding:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding Exclusive of Amount Shown under (3)
Common Shares	Unlimited	145	47,939,024

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2002 North Tampa Street
Entity Address, Address Line Two		Suite 200
Entity Address, City or Town		Tampa
Entity Address, State or Province		FL
Entity Address, Postal Zip Code		33602
Contact Personnel Name		Ronald R. Redell
Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 13.44	$ 13.12	$ 12.96	$ 13.49	$ 13.99	$ 16.32	$ 18.02	$ 18.98	$ 19.27	$ 18.51	$ 16.90
Highest Price or Bid				14.53	14.86	14.24	15.49	17.42	18.75	19.81	20.14	20.00	19.60	18.85
Lowest Price or Bid, NAV				14.92	14.90	14.75	15.22	16.21	18.12	19.69	20.21	20.29	20.20	19.07
Highest Price or Bid, NAV				$ 15.25	$ 15.76	$ 15.38	$ 16.60	$ 18.32	$ 19.75	$ 20.24	$ 20.55	$ 20.56	$ 20.56	$ 20.24
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(3.85%)	(5.26%)	(6.87%)	(6.18%)	(4.65%)	(4.10%)	(1.20%)	(1.76%)	(1.92%)	(4.16%)	(4.76%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(9.97%)	(12.82%)	(13.02%)	(12.25%)	(15.42%)	(10.03%)	(8.48%)	(6.18%)	(5.45%)	(8.55%)	(11.66%)
Share Price			$ 14.50
NAV Per Share			$ 15.37
Latest Premium (Discount) to NAV [Percent]			5.66%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			145
Outstanding Security, Not Held [Shares]			47,939,024

[1]	In the event that the Common Shares to which this Prospectus relates are sold to or through agents, underwriters or dealer managers, a corresponding prospectus supplement will disclose the applicable sales load or commission.
[2]	You will pay brokerage charges if you direct your broker or the plan agent to sell your Common Shares that you acquired pursuant to a dividend reinvestment plan. You will also bear a pro rata share of brokerage commissions incurred in connection with open-market purchases pursuant to the Fund’s Dividend Reinvestment Plan. See “Dividend Reinvestment Plan.”
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund and indirectly by all of its Common Shareholders as a percentage of the offering price.
[4]	The Fund pays the Adviser a monthly management fee for its investment management services in an amount equal to 1.35% of the Fund’s average daily total managed assets. In accordance with the requirements of the Commission, the table above shows the Fund’s management fee as a percentage of average net assets, which reflects the Fund’s use of leverage.
[5]	Interest Expense on Borrowed Funds represents the Fund’s annualized interest expense based on the Fund’s total borrowings as of March 31, 2023 and the interest rate applicable on that date. The Fund’s credit facility is subject to floating interest rates and, therefore, the actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of borrowings, variations in market interest rates and/or the Fund’s borrowings outstanding. If the Fund were to engage in greater levels of borrowings or pay higher interest rates in connection with such borrowings, the actual Interest Expense on Borrowed Funds incurred as a percentage of net assets would be higher than that shown in the table.
[6]	The Master Services Agreement between the Fund and the Administrator obligates the Fund to pay the Administrator a fee of 0.02% of the Fund’s average daily total managed assets for providing administration, bookkeeping, pricing, and other services to the Fund. The Administrator will also be reimbursed by the Fund for out‑of‑pocket expenses that are reasonably incurred by USBGFS in performing its duties under the Master Services Agreement.
[7]	Other expenses are estimated for the Fund’s current fiscal year ending September 30, 2023.
[8]	The example above should not be considered a representation of future expenses. Actual expenses may be higher or lower than those shown. The example assumes that the estimated interest expense on borrowed funds and “Other expenses” set forth in the Annual Expenses table are accurate, that the rates listed under “Total Annual Expenses” remain the same each year and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example. In connection with an offering of Common Shares, the prospectus supplement will set forth an example including sales load and estimated offering costs.